SCHEDULE OF INCOME TAX PROVISION (BENEFIT) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2020	Oct. 31, 2020
Federal
Federal		141		(4,578)
State
State		131		(1,445)
Foreign		50		50
Foreign
Change in valuation allowance		(272)		(6,023)
Income tax provision (benefit)		$ 50		$ 50
Ayala Pharmaceuticals Inc [Member]
Federal
Federal
State
State
Foreign	776		426
Foreign
Change in valuation allowance	29,200
Current:
Current, total	776		426
Deferred:
Deferred, total
Income tax expense	$ 776		$ 426